License and Acquisition Agreements - Biogen Asset Purchase Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
License and Acquisition Agreements
Research and development		$ 20,644	$ 14,008	$ 50,475	$ 26,426	$ 56,357	$ 17,439
Biogen Agreement
License and Acquisition Agreements
Upfront payment for exchange of rights	$ 11,500
Technology transfer payment	500
Milestone payment upon achievement of clinical milestone event						4,000
One-time payment of upfront sublicense fee on retained contracts	150
Maximum aggregate obligation to pay insignificant annual maintenance fees as well as clinical and regulatory milestone payments	$ 1,575
Milestone payment upon achievement of events in retained contracts						75
Notice period to terminate the agreement	90 days
Uncured period causes termination of the agreement, due to insolvency or bankruptcy or for material breach of the agreement by the other party that remains uncured	90 days
Notice period to terminate the agreement under payment-related breaches	30 days
Research and development		$ 11	$ 11	$ 41	$ 4,158	$ 4,169	$ 12,100
Maximum | Biogen Agreement
License and Acquisition Agreements
Milestone payment to be paid upon clinical and regulatory milestone achievement	$ 179,000
Milestone payment to be paid upon net sales milestone achievement	$ 150,000